Consolidated statement of cash flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities
Proceeds from non-current financial debts, net of issuance costs	$ 52	$ 744	$ 3,724
Lease liabilities
January 1, 2021	385
Payments of lease liabilities, net	(72)	(69)	(52)
December 31, 2021	406	385
Non-current financial debt
Financial Liabilities
January 1, 2021	3,949	3,218
Proceeds from non-current financial debts, net of issuance costs	52	744
Change in current financial debts	0	0
Amortization of discounts on financial debts	1	1
Changes in fair values and other non-cash changes, net	4	4
Currency translation effects	(40)	37
Reclassification from non-current to current	0	(55)
December 31, 2021	3,966	3,949	3,218
Current financial debt
Financial Liabilities
January 1, 2021	169	261
Proceeds from non-current financial debts, net of issuance costs	0	0
Change in current financial debts	(43)	(139)
Amortization of discounts on financial debts	0	0
Changes in fair values and other non-cash changes, net	0	(9)
Currency translation effects	(12)	1
Reclassification from non-current to current	0	55
December 31, 2021	114	169	261
Lease liabilities
Lease liabilities
January 1, 2021	315	280
Additions to leases	106	96
Payments of lease liabilities, net	0	0
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	0	0
Changes in fair values and other non-cash changes, net	(2)	(2)
Currency translation effects	(10)	10
Reclassification from non-current to current	(70)	(69)
December 31, 2021	339	315	280
Lease liabilities
Lease liabilities
January 1, 2021	70	61
Additions to leases	9	11
Payments of lease liabilities, net	(72)	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(13)	(12)
Changes in fair values and other non-cash changes, net	8	8
Currency translation effects	(5)	2
Reclassification from non-current to current	70	69
December 31, 2021	$ 67	$ 70	$ 61